Trade and other current receivables (Tables)	12 Months Ended
Dec. 31, 2024
Trade and other current receivables [abstract]
Summary of Trade and Other Current Receivables

Trade and other current receivables	€ million 2024	€ million 2023
Due within one year
Trade receivables	4,227	4,023
Prepayments and accrued income	506	516
Other receivables	1,278	1,236
	6,011	5,775

Summary of Ageing of Trade Receivables

Ageing of trade receivables	€ million 2024	€ million 2023
Not overdue	3,807	3,522
Past due less than three months	382	401
Past due more than three months but less than six months	47	67
Past due more than six months but less than one year	28	90
Past due more than one year	142	141
Total trade receivables	4,406	4,221
Impairment provision for trade receivables	(179)	(198)
	4,227	4,023

Summary of Impairment Provision for Trade and Other Receivables

Impairment provision for total trade and other receivables	€ million 2024	€ million 2023
1 January	222	278
Charge to income statement	37	34
Reduction/releases	(53)	(82)
Reclassifications	–	(3)
Currency translations	–	(5)
31 December	206	222